Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets
Intangible assets can be broken down as follows:

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2021	5,103		185	41,000	46,289
Acquisitions	—		13	—	13
Additional considerations	368	(1)	—	—	368
Disposals	—		(39)	—	(39)
Depreciation	(2,310)	(2)	(130)	—	(2,440)
Impairment	—		—	—	—
Transfers	—		—	—	—
December 31, 2021	3,161		29	41,000	44,192

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2022	3,161		29	41,000	44,192
Acquisitions	—		—	—	—
Additional considerations	587	(3)	—	—	587
Disposals	—			—	—
Depreciation	(2,195)	(2)	(29)	—	(2,224)
Impairment	—		—	(41,000) (4)	(41,000)
Transfers	—		—	—	—
December 31, 2022	1,553		—	—	1,556

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2023	1,553		—	—	1,556
Acquisitions	—			—	—
Additional considerations	2,000	(5)	—	—	2,000
Disposals	—			—	—
Depreciation	(3,140)	(2)	—	—	(3,140)
Transfers	—		—	—	—
December 31, 2023	416		—	—	416

(1)This amount relates to an additional consideration paid to Orega Biotech in January 2022 following the arbitration decision rendered in December 2021 relating to the joint ownership of certain patents relating to IPH5201. This additional payment is fully amortized as of December 31, 2021.
(2)As of December 31, 2021, the amount included the amortization of rights relating to monalizumab (€1,942 thousand) and IPH5201 (€368 thousand). As of December 31, 2022, this amount included the amortization of rights relating to monalizumab (€1,604 thousand) and IPH5201 (€587 thousand). As of December 31, 2023, this amount includes the amortization of rights relating to monalizumab (€1,138 thousand) and IPH5201 (€2,000 thousand).
(3)This amount corresponds to the additional payment made to Orega Biotech in October 2022 for the rights relating to IPH5201, following the amendment to the collaboration and license option agreement IPH5201 concluded with AstraZeneca in October 2018 and the announcement by the Company on June 3, 2022, of the progression of IPH5201 towards a Phase 2 study in lung cancers of which the Company will be a sponsor.
(4)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well that as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see below "Avdoralimab (IPH5401) (anti-C5aR) rights acquired from Novo Nordisk A/S').
(5)This amount corresponds to the additional payment made to Orega Biotech in July 2023 for the rights relating to IPH5201 following the first patient dosed in the Phase 2 MATISSE clinical trial in June 2023, in accordance to the agreement signed in 2019. This additional payment is fully amortized as of December 31,2023.